Capitalization and Management Incentive Units - Class A Units (Details) $ / shares in Units, $ in Millions			3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 03, 2021 shares	Oct. 04, 2021	Jun. 30, 2021 shares	Mar. 31, 2021	Jun. 30, 2022 Vote $ / shares shares	Jun. 30, 2021 shares	Dec. 31, 2021 Vote $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 02, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Preferred Units [Line Items]
Preferred stock, shares authorized									1,000,000	1,000,000
Preferred stock, par value | $ / shares									$ 0.0001	$ 0.0001
Preferred stock, shares outstanding					0		0		0	0
P3 Health Partners Inc.
Preferred Units [Line Items]
Preferred stock, shares authorized					10,000,000		10,000,000
Preferred stock, par value | $ / shares					$ 0.0001		$ 0.0001
Preferred stock, shares outstanding							0
Common unit outstanding					243,603,813		243,603,813
P3 Health Partners Inc. | Restricted Shares
Preferred Units [Line Items]
Common unit outstanding					601,614		5,471,400
Shares issued							5,471,400
P3 Health Partners Inc. | P3 Llc
Preferred Units [Line Items]
Common unit outstanding							243,603,813
Common Class A [Member]
Preferred Units [Line Items]
Common stock shares authorized									200,000,000	200,000,000
Common stock par or stated value per share | $ / shares									$ 0.0001	$ 0.0001
Common stock shares issued									832,500	7,906,250
Common stock shares outstanding									832,500	7,906,250
Exchange ratio		0.01
Common Class A [Member] | PIPE Investment
Preferred Units [Line Items]
Shares issued in private placement	20,370,307
Common Class A [Member] | P3 Health Partners Inc.
Preferred Units [Line Items]
Common stock shares authorized					800,000,000		800,000,000
Common stock par or stated value per share | $ / shares					$ 0.0001		$ 0.0001
Common stock shares issued					41,578,890		41,578,890
Common stock shares outstanding	3,737,316				41,578,890		41,578,890
Purchase consideration	8,732,517						8,732,517
Converted shares							3,737,316
Units authorized			43,000,000			43,000,000				43,000,000
Units outstanding			43,000,000			43,000,000				43,000,000
Common unit outstanding					41,578,890		41,578,890
Common Class A [Member] | P3 Health Partners Inc. | PIPE Investment
Preferred Units [Line Items]
Shares issued in private placement					20,370,307		20,370,307
Common Class A [Member] | P3 Health Partners Inc. | P3 Llc
Preferred Units [Line Items]
Common unit outstanding							41,578,890
Common Class V | P3 Health Partners Inc.
Preferred Units [Line Items]
Common stock shares authorized					205,000,000		205,000,000
Common stock par or stated value per share | $ / shares					$ 0.0001		$ 0.0001
Common stock shares issued					201,423,309		196,553,523
Common stock shares outstanding					201,423,309		196,553,523
Number of voting rights per share | Vote					1		1
Exchange ratio					1		1
Lockup period							180 days
Class A Foresight Founder Shares [Member] | P3 Health Partners Inc.
Preferred Units [Line Items]
Converted shares							8,738,750
Redeemable Non-Controlling Interests | P3 Health Partners Inc.
Preferred Units [Line Items]
Common unit outstanding					202,024,923		202,024,923
Redeemable Non-Controlling Interests | P3 Health Partners Inc. | P3 Llc
Preferred Units [Line Items]
Common unit outstanding							202,024,923
Redeemable Non-Controlling Interests | P3 Health Partners Inc. | P3 Llc | Restricted Shares
Preferred Units [Line Items]
Common unit outstanding							5,471,400
Class A Preferred Units | P3 Health Partners Inc.
Preferred Units [Line Items]
Total funding commitments received | $								$ 43.0
Preferred return			8.00%	8.00%		8.00%		8.00%
Units authorized							0	43,000,000		43,000,000
Units outstanding							0	43,000,000		43,000,000